SUPPLEMENT TO THE PROSPECTUS
THE AAL MUTUAL FUNDS
CLASS A AND CLASS B SHARES
DATED JULY 1, 2002

  Effective March 1, 2003, the required minimum initial investment and the minimum account size for The AAL Mutual Funds will be $1,000 for regular accounts and $500 for tax-deferred accounts for all Funds except The AAL Money Market Fund. The minimum initial investment and minimum account size will be $1,500 for The AAL Money Market Fund. The minimum monthly investment amount for purchases through an Automatic Investment Plan will be $50 per account. The AAL Mutual Funds reserve the right to asses an annual fee for accounts with balances below the stated minimums, subject to giving 60 days prior notice.
  Effective January 1, 2003, Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") will discontinue its voluntary waiver of a portion of the advisory fees for the Class A and Class B shares of The AAL High Yield Bond Fund. Also on January 1, 2003, Thrivent Investment Mgt.'s voluntary expense reimbursement for Funds and share classes will be as follows:
                            Fund                     Share Class Affected           Reimbursement
-------------------------------------------------------------------------------------------------------
               AAL Small Cap Value Fund                    A & B             0.5%
               AAL Small Cap Index Fund II                 A & B             0.15%, 0.20% respectively
               AAL Large Company Index Fund II             A & B             0.75%
               AAL Mid Cap Index Fund II                   A & B             0.15%
               AAL Technology Stock Fund                   A & B             1.00%, 1.75% respectively
               AAL Money Market Fund                       A & B             0.10%, 0.15% respectively
  Effective January 1, 2003, the exchange privileges described on page 55 of the prospectus will allow you to exchange your Class A shares of the AAL Mutual Funds with Class A shares of the Lutheran Brotherhood Family of Funds by mail or telephone. Please note, the "Rights of Accumulation" and "Letter of Intent" sections described on page 48 of the prospectus do not apply to shares owned in the Lutheran Brotherhood Family of Funds.
  Effective March1, 2003, sales charges for Class A shares of The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Small Cap Index II, Small Cap Value, Mid Cap Stock, Mid Cap Index II, International, Capital Growth, Large Company Index II, Balanced and Equity Income Funds will be:
                                                      BREAKPOINTS ON SALES CHARGES
                                                     Sales Charge   Sales Charge as a       50% Sales        50% Sales Charge
                                                      as a Percent   Percent of Net        Charge as A     as a Percent of Net
              Investment Amount                         of POP/1/   Amount Invested1/1    Percent of POP/1/  Amount Invested/1/
---------------------------------------------------------------------------------------------------------------------------------
              Less than $50,000                           5.5%            4.82%               2.75%               2.83%
              $50,000 but less than $100,000              4.5%            4.71%               2.25%               2.30%
              $100,000 but less than  $250,000            3.5%            3.63%               1.75%               1.78%
              $250,000 but less than $500,000             2.5%            2.56%               1.25%               1.27%
              $500,000 but less than $1,000,000           2.0%            2.04%               1.01%               1.01%
              $1,000,000 or more                          0%              0%                  0%                  0%*

Effective March 1, 2003,  sales charges for Class A shares of The AAL High Yield Bond, Municipal Bond and Bond Funds will be:

                                                    BREAKPOINTS ON SALES CHARGES
                                                     Sales Charge  Sales Charge as a       50% Sales        50% Sales Charge
                                                      as a Percent   Percent of Net        Charge as A     as a Percent of Net
              Investment Amount                         of POP/1/   Amount Invested/1/    Percent of POP/1/  Amount Invested/1/
---------------------------------------------------------------------------------------------------------------------------------
              Less than $50,000                           4.5%            4.71%               2.25%               2.30%
              $50,000 but less than $100,000              4.0%            4.17%               2.00%               2.04%
              $100,000 but less than  $250,000            3.5%            3.63%               1.75%               1.78%
              $250,000 but less than $500,000             2.5%            2.56%               1.25%               1.27%
              $500,000 but less than $1,000,000           2.0%            2.04%               1.00%               1.01%
              $1,000,000 or more                          0%              0%                  0%                  0%*

  /1/Thrivent Financial representatives may receive compensation of 55% of the sales  charge on amounts  purchased, plus a bonus based on total  commissions. Thrivent Financial  representatives may also receive  compensation of 0.50 of 1% on amounts invested of $500,000 or more.
   * A Contingent Deferred Sales Charge ("CDSC") of 1% will apply for the first year of your investment.
  Effective January 1, 2003, the section of the prospectus under the heading "Pricing Funds' Shares" on page 47 is amended to include the following: The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial for Lutherans ("Thrivent Financial") and certain other third parties to receive orders for the purchase and redemption of shares of the Funds. Shares are purchased, sold or exchanged at net asset value (NAV) next computed after the purchase, redemption or exchange order is accepted by Thrivent Investment Mgt. or other designated parties. If you buy or sell shares of a Fund through certain retirement plans, the procedures for buying, selling and exchanging shares of the Fund and the account features and policies may differ from those discussed in this prospectus. See your retirement plan materials for further information.
  Effective March 1, 2003, the table titled "Average Annual Returns (%) for The Period Ended December 31, 2001" in each Fund of the prospectus is replaced with the following information for Class A shares:
                                                     Average Annual Total Returns (%)
                                                for the period ended December 31, 2001

           The AAL Technology Stock Fund                    1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                           (40.54)                                          (48.08)
           (after taxes on distributions)                   (40.54)                                          (48.08)
           (after taxes on distributions and redemptions)   (24.69)                                          (37.07)

           The AAL Aggressive Growth Fund                   1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                           (36.10)                                          (37.65)
           (after taxes on distributions)                   (36.10)                                          (37.65)
           (after taxes on distributions and redemptions)   (21.99)                                          (29.35)

           The AAL Small Cap Stock Fund                     1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                             3.05             9.38                           11.23
           (after taxes on distributions)                     2.94             7.71                            9.49
           (after taxes on distributions and redemptions)     1.96             6.93                            8.47

           The AAL Small Cap Index Fund II                  1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                            (1.55)                                            0.24
           (after taxes on distributions)                    (1.77)                                           (0.21)
           (after taxes on distributions and redemptions)    (0.94)                                           (0.04)

           The AAL Small Cap Value Fund                     1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                                                                              0.74
           (after taxes on distributions)                                                                      0.74
           (after taxes on distributions and redemptions)                                                      0.45

           The AAL Mid Cap Stock Fund                       1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                           (21.03)            6.21                            9.68
           (after taxes on distributions)                   (21.48)            3.64                            7.48
           (after taxes on distributions and redemptions)   (12.38)            4.23                            7.33

           The AAL Mid Cap Index  Fund II                   1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                            (7.73)                                           (2.38)
           (after taxes on distributions)                    (7.79)                                           (2.51)
           (after taxes on distributions and redemptions)    (4.65)                                           (1.95)

           The AAL International Fund                       1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                           (30.37)           (2.24)                           0.25
           (after taxes on distributions)                   (30.62)           (3.38)                          (0.86)
           (after taxes on distributions and redemptions)   (18.38)           (2.08)                          (0.13)

           The AAL Capital Growth Fund                      1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                           (18.69)           11.04           11.55           11.19
           (after taxes on distributions)                   (18.81)           10.34           10.50           10.22
           (after taxes on distributions and redemptions)   (11.33)            9.08            9.43            9.30

           The AAL Large Company Index Fund II              1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                           (18.30)                                          (18.52)
           (after taxes on distributions)                   (18.30)                                          (18.52)
           (after taxes on distributions and redemptions)   (11.14)                                          (14.66)

           The AAL Equity Income Fund                       1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                           (13.19)            6.53                            7.24
           (after taxes on distributions)                   (13.69)            5.23                            5.89
           (after taxes on distributions and redemptions)    (7.98)            4.93                            5.43

           The AAL Balanced Fund                            1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                            (8.35)                                            5.52
           (after taxes on distributions)                    (9.26)                                            4.54
           (after taxes on distributions and redemptions)    (5.10)                                            3.98

           The AAL High Yield Bond Fund                     1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                            (4.12)                                           (0.48)
           (after taxes on distributions)                    (7.29)                                           (4.22)
           (after taxes on distributions and redemptions)    (2.49)                                           (2.09)

           The AAL Municipal Bond Fund                      1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                             0.85             4.50            5.75            6.18
           (after taxes on distributions)                     0.82             4.30            5.53            6.03
           (after taxes on distributions and redemptions)     2.39             4.45            5.51            5.96

           The AAL Bond Fund                                1 Year            5 Years       10 Years      Life of Fund
---------------------------------------------------------------------------------------------------------------------------
           Class A (before taxes)                             3.28             5.51            5.55            6.75
           (after taxes on distributions)                     0.92             3.10            3.06            4.12
           (after taxes on distributions and redemptions)     1.95             3.17            3.18            4.15
  Effective March 1, 2003, Class A information in the "Expense Example" on pages 4-5 of the prospectus is replaced with the following information:
             Fund Name - (Class A Shares)                     1 Year            3 Years        5 Years       10 Years
---------------------------------------------------------------------------------------------------------------------------
           AAL Technology Stock Fund                          773              1237            1727            3069
           AAL Aggressive Growth Fund                         762              1203            1670            2954
           AAL Small Cap Stock Fund                           682               960            1259            2106
           AAL Small Cap Index Fund II                        695              1001            1328            2252
           AAL Small Cap Value Fund                           757              1189            1646            2906
           AAL Mid Cap Stock Fund                             570               823            1095            1872
           AAL Mid Cap Index Fund II                          682               960            1259            2106
           AAL International Fund                             700              1016            1353            2304
           AAL Capital Growth Fund                            543               739             952            1564
           AAL Large Company Index Fund II                    674               936            1219            2021
           AAL Equity Income Fund                             644               845            1062            1685
           AAL Balanced Fund                                  648               857            1082            1729
           AAL High Yield Bond Fund                           564               805            1065            1806
           AAL Municipal Bond Fund                            530               700             885            1418
           AAL Bond Fund                                      537               721             921            1497
           AAL Money Market Fund                               91               284             493            1096

The date of this Supplement is December 27, 2002
Please include this Supplement with your prospectus.

23080 12/02